Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
26.	EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Numerator:
Net profit (loss)	57,656	(47,003)	(328,477)	(52,942)
Less: net profit attributable to noncontrolling interest and redeemable noncontrolling interest	(1,332)	(1,223)	(20,003)	(3,224)

Net profit (loss) attributable to ordinary shareholders	56,324	(48,226)	(348,480)	(56,166)
Plus: deemed dividend in relation to accretion of redeemable noncontrolling interests	—	—	(7,850)	(1,265)

Adjusted net profit (loss) attributable to ordinary shareholders	56,324	(48,226)	(356,330)	(57,431)

Denominator:

Weighted-average number of shares outstanding—basic	342,533,167	364,353,974	401,335,788	401,335,788
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	14,251,042	—	—	—

Weighted-average number of shares outstanding—diluted	356,784,209	364,353,974	401,335,788	401,335,788

Earnings (loss) per share—Basic:
Net profit (loss)	0.16	(0.13)	(0.89)	(0.14)

	0.16	(0.13)	(0.89)	(0.14)

Earnings (loss) per share—Diluted:
Net profit (loss)	0.16	(0.13)	(0.89)	(0.14)

	0.16	(0.13)	(0.89)	(0.14)

In 2013, the Company issued 6,000,000 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Contingently issuable shares related to the portion of contingent consideration for the acquisitions in the form of shares that are based on targets that have been fixed are included in the computation of basic earnings per share as the Company does not expect any circumstances under which these shares would not be issued.